Dividends (Tables)	12 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2014, 2013 and 2012:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
July 29, 2014	$0.155	September 30, 2014	$24,291	October 17, 2014
April 30, 2014	$0.155	June 30, 2014	$24,576	July 18, 2014
January 29, 2014	$0.155	March 31, 2014	$24,799	April 17, 2014
November 5, 2013	$0.130	December 31, 2013	$20,752	January 17, 2014
July 31, 2013	$0.130	September 30, 2013	$20,812	October 18, 2013
April 30, 2013	$0.130	June 28, 2013	$20,929	July 19, 2013
January 30, 2013	$0.130	March 28, 2013	$20,927	April 19, 2013
November 6, 2012	$0.130	December 31, 2012	$21,032	January 18, 2013
August 1, 2012	$0.130	September 28, 2012	$21,120	October 19, 2012